UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-08037
                                   ---------------------------------------------

                                AdvisorOne Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE                             68137
--------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

                     Fyzul Khan, Gemini Fund Services, LLC
               150 Motor Parkway, Suite 205, Hauppauge, NY 11788
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 402 493-3313
                                                   -----------------------------

Date of fiscal year end:       04/30
                        ----------------------------

Date of reporting period:      10/31/03
                         ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

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                               [GRAPHIC OMITTED]

                                ADVISORONE FUNDS

                            ------------------------

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2003

                                                                 [LOGO]
                                                             AdvisorOne Funds
Distributed by Orbitex Funds Distributor, Inc.
Member NASD/SIPC                                              866-811-0225
No Bank Guarantee, Not FDIC Insured, May Lose Value      www.advisoronefunds.com

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AdvisorOne Funds
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Table of Contents

Letter From The Portfolio Management Team .................................    4

The Amerigo Fund - Portfolio Summary ......................................    6

The Clermont Fund - Portfolio Summary .....................................    7

The Amerigo Fund - Performance Update .....................................    8

The Clermont Fund - Performance Update ....................................    9

The Amerigo Fund - Schedule of Investments ................................   10

The Clermont Fund - Schedule of Investments ...............................   12

Statements of Assets and Liabilities ......................................   14

Statements of Operations ..................................................   15

Statements of Changes in Net Assets .......................................   16

Financial Highlights ......................................................   18

Notes to Financial Statements .............................................   21

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AdvisorOne Funds
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Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Semi-Annual Report for the AdvisorOne Funds covering the six-month period that ended on October 31, 2003.

Investment Environment

The equity markets turned in a strong performance over the past six months with the Standard and Poors' 500 index gaining 15.25 percent. The areas of strength in the market over the past six months, ironically, were the opposite of what was showing strength when we penned this commentary only six months ago. The key theme in the equity market over the past six months was the dominant performance of small capitalization stocks. Whether companies were more "growth" or "value" oriented did not really seem to matter as much as the market capitalization of the companies. In the end, smaller companies far outperformed their large capitalization peers.

International equity markets also came alive as emerging market equities, Asia/Pacific and Japan turned in extremely strong performances versus the more domestic Standard and Poors' 500 index. It seems a global economic recovery has finally begun to take hold.

Portfolio Positioning

As a portfolio management team, we made trades within the Amerigo portfolio that directly reflected the dominant themes in the market discussed above. Our holdings in SPDR Standard and Poors' 500 Depository Receipts (16.32%) was reduced by almost half with proceeds being reinvested into the iShares Russell 2000 Index (10.38%) (a small cap index) and iShares MSCI Emerging Markets (8.62%) and iShares Japan (7.83). These trades from large capitalization to small capitalization and from domestic to international had a significant positive impact on the Amerigo portfolio's performance throughout the past six months. In fact, Amerigo significantly outperformed its benchmark, the Standard and Poors' 500 Index.

The Clermont portfolio was also repositioned during the past six months. Specifically, we reduced our holdings in SPDR Standard and Poors' 500 Depository Receipts (6.78%) and cut our position in GS$ Investor Corporate Bond exchange traded funds (8.51%) in half. Proceeds were reinvested primarily into shorter maturity U.S. Treasury Inflation Protected Bonds (TIPS) (12.06%), Cohen

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AdvisorOne Funds
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Letter From The Portfolio Management Team

and Steers (10.30%) and Dow Jones Real Estate (4.37%). We also allocated some dollars into the Van Kampen Senior Income Trust (4.47%) which invests in floating rate senior securities. These transactions were made in an effort to reduce the interest rate sensitivity of the Clermont portfolio.

Investment Outlook

The economic recovery that investors have been waiting for appears to have arrived at long last. In recent months, nearly all economic reports have turned positive, the stock market has continued to trade higher, earnings reports have been surprisingly good, retail sales have improved and the manufacturing sector is once again showing signs of life. The economic recovery appears to be much more global in nature with major leadership coming from the Far East, particularly Japan and China. Parts of Europe were also showing signs of recovery. As investors witnessed these broad based signs of improvement, equity prices were able to break out of the trading range they had remained in from July of 2002 until May of this year.

As investor focus shifts from "when will the recovery occur" to "how strong will the recovery be", we anticipate the risk of rising interest rates will continue into 2004. If our assumptions are true, equities will likely outperform bonds.

While the trend over the last two quarters has tended to favor smaller capitalization equities, emerging markets and high yield bonds, we continue to be watchful as these trends mature for new leadership to emerge.

Sincerely,

Portfolio Management Team

There are special risks associated with international investing, including currency fluctuation, economic conditions, and different governmental and accounting standards

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index. High yield fixed income securities are subject to greater fluctuations in value and greater risk of loss of income and principal due to default by the issuer than are higher rated bonds. Bonds are subject to a variety of risks, including interest rate, income, credit, and inflation risks.

Past performance is not indicative of future results. The percentages listed above are indicative of the percentage of the fund's holdings in the respective securities as of October 31,2003.

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AdvisorOne Funds
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The Amerigo Fund - Portfolio Summary

Portfolio Composition*
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

            17.73%         Large Cap Blend
            17.49%         International Equity
            13.30%         Large Cap Value
            11.96%         Mid Cap Growth
            11.76%         Small Cap Growth
             9.11%         Emerging Markets
             7.56%         Speciality
             7.49%         Large Cap Growth
             3.60%         Money Market

Top 10 Portfolio Holdings*
--------------------------------------------------------------------------------

SPDR Trust Series 1                                                       16.12%
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                                     13.31%
--------------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund                                    10.38%
--------------------------------------------------------------------------------
iShares Russell Midcap Growth Index Fund                                   8.78%
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets Fund                                         8.62%
--------------------------------------------------------------------------------
iShares MSCI Japan Index Fund                                              7.83%
--------------------------------------------------------------------------------
iShares MSCI Pacific ex-Japan Index Fund                                   3.49%
--------------------------------------------------------------------------------
iShares Cohen & Steers Realty Majors Index Fund                            3.40%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                                               3.28%
--------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock                                            3.28%
--------------------------------------------------------------------------------

* Based on total investment value as of October 31, 2003.

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AdvisorOne Funds
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The Clermont Fund - Portfolio Summary
Portfolio Composition*

   [The following table was depicted as a pie chart in the printed material.]

            29.29%         Bond
            25.39%         Speciality
            12.05%         US Treasury Bonds
             9.50%         Large Cap Blend
             7.69%         Large Cap Value
             6.54%         Money Market
             4.02%         International Equity
             2.23%         Financial Services
             1.68%         Regional Bank
             1.61%         Small Cap Value

Top 10 Portfolio Holdings*

US Treasury Inflation Protected Bond, 3.375%, due 1/15/07                 12.06%
--------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                         10.70%
--------------------------------------------------------------------------------
iShares Cohen & Steers Realty Majors Index Fund                           10.30%
--------------------------------------------------------------------------------
iShares GS$ Investop Corporate Bond                                        8.51%
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                                      7.69%
--------------------------------------------------------------------------------
iShares Lehman 1-3 Year Treasury Bond Fund                                 7.25%
--------------------------------------------------------------------------------
SPDR Trust Series I                                                        6.78%
--------------------------------------------------------------------------------
BNY Hamilton Fund                                                          6.36%
--------------------------------------------------------------------------------
Van Kampen Senior Income Trust                                             4.47%
--------------------------------------------------------------------------------
iShares Dow Jones U.S. Real Estate Index Fund                              4.39%
--------------------------------------------------------------------------------

*Based on total investment value as of October 31,2003.

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AdvisorOne Funds
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The Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2003
--------------------------------------------------------------------------------

                        Six                                   Since    Inception
                      Months*   1 Year   5 Year   10 Year   Inception     Date
--------------------------------------------------------------------------------

Class C Shares(1)     18.32%    22.50%      N/A     N/A      (8.63)%    7/13/00

Class N Shares(2)     19.96%    24.81%    4.68%     N/A        4.23%    7/14/97

*     Figures are not annualized.
(1) Class C Shares are subject to a CDSC at 1% on shares redeemed within 18 months of purchase.
(2)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------
This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund Class N (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a line chart in the printed material.]

                                            Morningstar
                    Amerigo Fund         Multi-Asset Global      S&P 500
       DATE           (Class N)            Funds Average          Index
       ----         ------------         ------------------      -------
     7/14/1997         10,000                  10,000             10,000
    10/31/1997         10,060                   9,871              9,812
     4/30/1998         11,411                  10,749             12,019
    10/31/1998         10,327                  10,246             11,969
     4/30/1999         12,926                  11,279             14,641
    10/31/1999         14,000                  11,600             15,042
     4/30/2000         16,608                  12,726             16,124
    10/31/2000         16,050                  12,552             15,958
     4/30/2001         13,833                  12,373             14,032
    10/31/2001         11,871                  11,374             11,983
     4/30/2002         12,756                  11,997             12,257
    10/31/2002         10,402                  10,884             10,171
     4/30/2003         10,823                  11,377             10,627
    10/31/2003         12,983                  13,054             12,287

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investors' original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

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AdvisorOne Funds
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The Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2003

                        Six                                   Since    Inception
                      Months*   1 Year   5 Year   10 Year   Inception     Date
--------------------------------------------------------------------------------
Class N Shares(1)      8.62%    12.34%    2.40%     N/A       2.13%     7/14/97

*     Figures are not annualized.
(1)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------
This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a line chart in the printed material.]

                                           Morningstar
                    Clermont Fund       Multi-Asset Global      S&P 500
       DATE           (Class N)            Funds Average          Index
       ----         -------------       ------------------      -------
     7/14/1997         10,000                10,000              10,000
    10/31/1997          9,970                 9,871              9,812
     4/30/1998         10,984                10,749             12,019
    10/31/1998         10,139                10,246             11,969
     4/30/1999         11,566                11,279             14,641
    10/31/1999         11,909                11,600             15,042
     4/30/2000         12,853                12,726             16,124
    10/31/2000         13,107                12,552             15,958
     4/30/2001         12,098                12,373             14,032
    10/31/2001         11,024                11,374             11,983
     4/30/2002         11,613                11,997             12,257
    10/31/2002         10,163                10,884             10,171
     4/30/2003         10,511                11,377             10,627
    10/31/2003         11,417                13,054             12,287

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investors' original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

The returns do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

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AdvisorOne Funds
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Amerigo Fund-Schedule of Investments
October 31, 2003 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------

Equity Funds-96.30%
Emerging Markets-9.10%
iShares MSCI Emerging Markets Fund*                       54,000    $ 8,014,140
Templeton Emerging Markets Fund                           36,400        455,728
                                                                    -----------
                                                                      8,469,868
                                                                    -----------
International Equity-17.47%
iShares MSCI EAFE Index Fund                              24,500      3,052,700
iShares MSCI EMU Index Fund                               20,400      1,103,232
iShares MSCI Japan Index Fund                            788,000      7,281,120
iShares MSCI Pacific ex-Japan Index Fund                  46,500      3,244,305
iShares MSCI Signapore Index Fund                        142,800        852,516
iShares MSCI Spain Index Fund                             30,600        725,220
                                                                    -----------
                                                                     16,259,093
                                                                    -----------
Large Cap Blend-17.71%
iShares S&P 500 Index Fund                                14,200      1,495,260
SPDR Trust Series 1                                      142,300     14,988,459
                                                                    -----------
                                                                     16,483,719
                                                                    -----------
Large Cap Growth-7.48%
iShares Russell 1000 Growth Index Fund                    38,100      1,710,690
iShares Russell 3000 Growth Index Fund                    60,500      2,196,150
Nasdaq-100 Index Tracking Stock*                          86,700      3,050,106
                                                                    -----------
                                                                      6,956,946
                                                                    -----------
Large Cap Value-13.29%
iShares Russell 1000 Value Index Fund                    226,300     12,369,558
                                                                    -----------
Mid Cap Growth-11.95%
iShares Russell Midcap Growth Index Fund                 115,100      8,160,590
iShares S&P Mid Cap 400/BARRA Growth Index Fund           25,500      2,958,000
                                                                    -----------
                                                                     11,118,590
                                                                    -----------
Small Cap Growth-11.75%
iShares Russell 2000 Growth Index Fund                    91,500      9,653,250
iShares S&P Small Cap 600/BARRA Growth Index Fund         15,000      1,281,750
                                                                    -----------
                                                                     10,935,000
                                                                    -----------
Speciality-7.55%
iShares Cohen & Steers Realty Majors Index Fund           31,600      3,157,472
iShares Dow Jones Utilities Index Fund                    30,900      1,680,342
Financial Select Sector SPDR Fund                         80,600      2,189,902
                                                                    -----------
                                                                      7,027,716
                                                                    -----------

--------------------------------------------------------------------------------
Total Equity Funds (cost $78,397,242)                                89,620,490
--------------------------------------------------------------------------------

================================================================================
Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

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AdvisorOne Funds
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Amerigo Fund-Schedule of Investments (Continued)
October 31, 2003 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------

Money Market Funds-3.60%
BNY Hamilton Fund                                      1,603,957    $ 1,603,957
Rydex U.S. Government Money Market Fund                1,743,832      1,743,832
--------------------------------------------------------------------------------
Total Money Market Funds (cost $3,347,789)                            3,347,789
--------------------------------------------------------------------------------

Total Investments (cost $81,745,031)-99.90%                         $92,968,279
--------------------------------------------------------------------------------
Other Assets less Liabilities-0.10%                                      90,635
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                  $93,058,914
--------------------------------------------------------------------------------
*Non-income producing security

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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AdvisorOne Funds
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The Clermont Fund - Schedule of Investments
October 31, 2003 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------
Common Stocks-3.91%
Financial Services-2.23%
Alliance Capital Management Holding L.P.                    2,400     $   80,568
Allied Capital Corp.                                       12,800        318,080
Charter Municipal Mortgage Acceptance Co.                   4,600         88,274
Washington Mutual, Inc.                                     2,100         91,875
Wells Fargo & Co.                                           8,200        461,824
                                                                      ----------
                                                                       1,040,621
                                                                      ----------
Regional Banks-1.68%
AmSouth Bancorporation                                      8,000        188,960
BB&T Corp.                                                  2,400         92,808
Corus Bankshares, Inc.                                      1,600         94,080
Farmers Capital Bank Corp.                                  2,519         88,165
FleetBoston Financial Corp.                                 5,900        238,301
TrustCo Bank Corp. NY                                       6,300         82,215
                                                                      ----------
                                                                         784,529
                                                                      ----------

--------------------------------------------------------------------------------
Total Common Stocks (cost $1,674,814)                                  1,825,150
--------------------------------------------------------------------------------

Registered Investment Companies-83.92%
Bond Funds-29.25%
iShares GS$ Investop Corporate Bond                        36,000      3,965,400
iShares IBOXX Liquid Corporates                            12,000      1,681,812
iShares Lehman Aggregate Bond Fund                          5,000        508,700
iShares Lehman 1-3 Year Treasury Bond Fund                 41,000      3,374,300
Pimco High Income Fund                                     68,500        989,825
Templeton Emerging Markets Income Fund                     20,000        250,800
Templeton Global Income Fund, Inc.                         90,000        785,700
Van Kampen Senior Income Trust                            260,000      2,080,000
--------------------------------------------------------------------------------
Total Bond Funds (cost $13,554,496)                                   13,636,537
--------------------------------------------------------------------------------

Equity Funds-48.15%
International Equity-4.01%
iShares MSCI EAFE Index Fund                               15,000      1,869,000
                                                                      ----------

Large Cap Blend-9.49%
iShares S&P 500 Index Fund                                 12,000      1,263,600
SPDR Trust Series I                                        30,000      3,159,900
                                                                      ----------
                                                                       4,423,500
                                                                      ----------

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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AdvisorOne Funds
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The Clermont Fund - Schedule of Investments (Continued)
October 31, 2003 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------
Large Cap Value-7.68%
iShares Russell 1000 Value Index Fund                       65,500   $ 3,580,230
                                                                     -----------

Small Cap Value-1.61%
iShares Russell 2000 Value Index Fund                        5,000       750,500
                                                                     -----------

Speciality-25.36%
iShares Cohen & Steers Realty Majors Index Fund             48,000     4,796,160
iShares Dow Jones US Real Estate Index Fund                 22,000     2,046,000
Utilities Select Sector SPDR Fund                          226,000     4,983,300
                                                                     -----------
                                                                      11,825,460
                                                                     -----------

--------------------------------------------------------------------------------
Total Equity Funds (cost $19,601,874)                                 22,448,690
--------------------------------------------------------------------------------

Money Market Funds-6.53%
BNY Hamilton Fund                                        2,961,284     2,961,284
Rydex U.S. Government Money Market Fund                     83,341        83,341
--------------------------------------------------------------------------------
Total Money Market Funds (cost $3,044,625)                             3,044,625
--------------------------------------------------------------------------------

US Treasury Bonds-12.04%                                 Principal
US Treasury TIP Bond, 3.375%, due 1/15/07                5,149,300     5,615,353
--------------------------------------------------------------------------------
Total US Treasury Bonds (cost $5,600,501)                              5,615,353
--------------------------------------------------------------------------------

Total Investments (cost $43,476,310)-99.88%                          $46,570,355
--------------------------------------------------------------------------------
Other Assets less Liabilities-0.12%                                       57,619
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                   $46,627,974
--------------------------------------------------------------------------------
TIP-Treasury Inflation Protected

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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Statements of Assets and Liabilities
October 31, 2003 (Unaudited)

                                                            The Amerigo     The Clermont
                                                                Fund            Fund
----------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------
Investments, at cost                                        $ 81,745,031    $ 43,476,310
========================================================================================
Investments in securities, at value (a)                     $ 89,620,490    $ 43,525,730
Short term investments (a)                                     3,347,789       3,044,625
Interest and dividends receivable                                    944          63,614
Receivable for fund shares sold                                  130,550           6,500
Prepaid expenses and other assets                                 20,851          16,183
----------------------------------------------------------------------------------------
Total Assets                                                  93,120,624      46,656,652
----------------------------------------------------------------------------------------

Liabilities:
Payable for distribution fees (b)                                  4,393              --
Payable to Advisor (b)                                            53,198          24,292
Accrued expenses and other liabilities                             4,119           4,386
----------------------------------------------------------------------------------------
Total Liabilities                                                 61,710          28,678
----------------------------------------------------------------------------------------
Net Assets                                                  $ 93,058,914    $ 46,627,974
----------------------------------------------------------------------------------------

Net Assets:
Paid in capital                                             $ 92,851,641    $ 45,477,555
Undistributed net investment income (loss)                       (38,349)        740,507
Accumulated net realized loss on investments                 (10,977,626)     (2,684,133)
Net unrealized appreciation on investments                    11,223,248       3,094,045
----------------------------------------------------------------------------------------
Net Assets                                                  $ 93,058,914    $ 46,627,974
----------------------------------------------------------------------------------------

Class C Shares:
Net assets                                                  $  5,341,065    $         --
Net asset value and offering price per share
(based on shares of beneficial interest
outstanding, no par value per share)*                       $      11.30    $         --
----------------------------------------------------------------------------------------
Total shares outstanding at end of period                        472,648              --
----------------------------------------------------------------------------------------

Class N Shares:
Net assets                                                  $ 87,717,849    $ 46,627,974
Net asset value, offering, and redemption price per
share (based on shares of beneficial interest
outstanding, no par value per share)                        $      11.42    $       9.70
----------------------------------------------------------------------------------------
Total shares outstanding at end of period                      7,680,727       4,807,025
----------------------------------------------------------------------------------------

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.

(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Operations
Six Months Ended October 31, 2003 (Unaudited)

                                                   The Amerigo     The Clermont
                                                       Fund            Fund
--------------------------------------------------------------------------------
Investment Income:
Interest income                                    $      5,899    $     43,866
Dividend income                                         373,102         632,285
Foreign taxes withheld                                       --          (1,947)
--------------------------------------------------------------------------------
Total Investment Income                                 379,001         674,204
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee (a)                             340,087         195,662
Transfer agent fees (a)                                  36,836          29,848
Administration fees (a)                                  34,557          23,080
Professional fees                                        26,297          19,406
Distribution fees - Class C Shares (a)                   24,696              --
Accounting fees (a)                                      22,992          14,851
Printing and postage expense                             12,677           6,024
Registration fees                                         9,972          10,074
Custodian fees                                            5,832           3,612
Trustees' fees                                            3,486           3,523
Insurance                                                 3,387           1,790
Miscellaneous expenses                                      648             505
--------------------------------------------------------------------------------
Total expenses before waivers                           521,467         308,375
Expenses waived (a)                                    (104,117)        (83,230)
--------------------------------------------------------------------------------
Net Expenses                                            417,350         225,145
--------------------------------------------------------------------------------
Net Investment Income (Loss)                            (38,349)        449,059
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain
  on Investments:
Net realized gain (loss) on:
  Investments                                           790,600         498,822
  Option contracts written                                   --         (31,370)
--------------------------------------------------------------------------------
Total net realized gain                                 790,600         467,452
--------------------------------------------------------------------------------
Net change in unrealized appreciation
  on investments                                     11,191,526       2,348,455
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments      11,982,126       2,815,907
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
  from Operations                                  $ 11,943,777    $  3,264,966
--------------------------------------------------------------------------------

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
The Amerigo Fund

                                                    For the Six            For the
                                                    Months Ended         Year Ended
                                                  October 31, 2003     April 30, 2003
-------------------------------------------------------------------------------------
                                                     (Unaudited)
Increase in Net Assets:

From Operations:
Net investment loss                                 $    (38,349)       $    (54,372)
Net realized gain (loss) on investments                  790,600          (8,044,609)
Net change in unrealized appreciation
  (depreciation) on investments                       11,191,526           1,449,271
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           11,943,777          (6,649,710)
-------------------------------------------------------------------------------------
From Fund Share Transactions (a):                     35,071,883          13,189,634
Total Increase in Net Assets                          47,015,660           6,539,924

Net Assets:
Beginning of period                                   46,043,254          39,503,330
-------------------------------------------------------------------------------------
End of period                                       $ 93,058,914        $  46,043,254
-------------------------------------------------------------------------------------
Accumulated net investment loss at end of period    $    (38,349)       $         --
-------------------------------------------------------------------------------------

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report

--------------------------------------------------------------------------------
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
The Clermont Fund

                                                         For the Six           For the
                                                         Months Ended        Year Ended
                                                       October 31, 2003    April 30, 2003
-----------------------------------------------------------------------------------------
                                                          (Unaudited)
Increase in Net Assets:

From Operations:
Net investment income                                    $    449,059       $    294,591
Net realized gain (loss) on investments                       467,452         (1,849,415)
Net change in unrealized appreciation
  on investments                                            2,348,455            322,429
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 3,264,966         (1,232,395)
-----------------------------------------------------------------------------------------
From Distributions to Shareholders:
From Investment Income:
  Class N                                                          --           (180,367)
-----------------------------------------------------------------------------------------
Total Dividends and Distributions to Shareholders                  --           (180,367)
-----------------------------------------------------------------------------------------
From Fund Share Transactions (a):                           8,608,166         21,727,487
-----------------------------------------------------------------------------------------
Total Increase in Net Assets                               11,873,132         20,314,725

Net Assets:
Beginning of period                                        34,754,842         14,440,117
-----------------------------------------------------------------------------------------
End of period                                            $ 46,627,974       $ 34,754,842
-----------------------------------------------------------------------------------------
Accumulated net investment income at end of period       $    740,507       $    291,448
-----------------------------------------------------------------------------------------

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Amerigo Fund

Selected data based on a share outstanding throughout each period indicated

                                                                                    Class C Shares
                                                    -------------------------------------------------------------------------------

                                                     Six Months Ended        Year Ended          Year Ended          Year Ended
                                                    October 31, 2003(b)   April 30, 2003(b)   April 30, 2002(b)   April 30, 2001(a)
                                                        (Unaudited)
                                                    -------------------------------------------------------------------------------
Net asset value, beginning of period                    $    9.47            $   11.27           $   13.07            $   16.91
                                                    -------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (0.06)               (0.10)              (0.18)               (0.02)
Net realized and unrealized gain (loss)
  on investments                                             1.89                (1.70)              (0.95)               (3.12)
                                                    -------------------------------------------------------------------------------
  Total income (loss) from investment operations             1.83                (1.80)              (1.13)               (3.14)
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income                  --                   --               (0.12)               (0.04)
Less distributions from net realized gain                      --                   --               (0.55)               (0.66)
                                                    -------------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                              --                   --               (0.67)               (0.70)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period                          $   11.30            $    9.47           $   11.27            $   13.07
                                                    ===============================================================================
Total return (c)                                            19.32%              (15.97)%             (8.66)%             (18.95)%
                                                    ===============================================================================
Ratios and Supplemental Data:
Net assets, end of period (in 000's)                    $   5,341            $   4,741           $   4,136            $   2,878
Ratio of expenses to average net assets (d)                  2.15%                2.15%               2.33%                2.15%
Ratio of total expenses to average net assets
  before waivers and reimbursements (d)                      2.46%                2.63%               2.87%                3.57%
Ratio of net investment income (loss) to
  average net assets (d)                                    (1.05)%              (1.01)%             (1.55)%               0.76%
Portfolio turnover rate                                        28%                 107%                 46%                  10%

----------
(a)   The commencement of this class was July 13, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)   Annualized for periods less than one year.

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Amerigo Fund

Selected data based on a share outstanding throughout each period indicated

                                                                                  Class N Shares
                                             ---------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               October 31,     Year Ended     Year Ended     Year Ended   Year Ended     Year Ended
                                                 2003(a)        April 30,      April 30,      April 30,    April 30,      April 30,
                                               (Unaudited)       2003)(a)       2002(a)         2001        2000(a)         1999
                                             ---------------------------------------------------------------------------------------
Net asset value, beginning of period          $     9.52      $    11.22      $    12.97    $    16.36    $    12.88    $    11.37
                                              -------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (0.00)(b)       (0.00)(b)       (0.07)         0.07         (0.03)        (0.05)
Net realized and unrealized gain (loss)
    on investments                                  1.90           (1.70)          (0.94)        (2.73)         3.68          1.56
                                              -------------------------------------------------------------------------------------
  Total income (loss) from
    investment operations                           1.90           (1.70)          (1.01)        (2.66)         3.65          1.51
                                              -------------------------------------------------------------------------------------
Less distributions from net
    investment income                                 --              --           (0.19)        (0.07)           --            --
Less distributions from net realized gains            --              --           (0.55)        (0.66)        (0.17)           --
                                              -------------------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                     --              --           (0.74)        (0.73)        (0.17)           --
                                              -------------------------------------------------------------------------------------

Net asset value, end of period                $    11.42      $     9.52      $    11.22    $    12.97    $    16.36    $    12.88
                                              =====================================================================================

Total return (c)                                   19.96%         (15.15)%         (7.79)%      (16.71)%       24.48%        13.28%
                                              =====================================================================================

Ratios and Supplemental Data:
Net assets, end of period (in 000's)          $   87,718      $   41,303      $   35,368    $   36,170    $   35,841    $   19,534
Ratio of expenses to average net assets (d)         1.15%           1.15%           1.33%         1.15%         1.15%         1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements (d)             1.46%           1.63%           1.88%         1.71%         1.83%         2.29%
Ratio of net investment income (loss) to
  average net assets (d)                           (0.04)%         (0.01)%         (0.55)%        0.32%        (0.22)%       (0.51)%
Portfolio turnover rate                               28%            107%             46%           10%           10%           38%

----------
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)   Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d)   Annualized for periods less than one year.

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Financial Highlights
The Clermont Fund

Selected data based on a share outstanding throughout each period indicated

                                                                                   Class N Shares
                                              -------------------------------------------------------------------------------------
                                              Six Months
                                                Ended
                                              October 31,    Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
                                                2003(a)       April 30,      April 30,      April 30,      April 30,     April 30,
                                              (Unaudited)      2003(a)        2002(a)         2001          2000(a)        1999
                                              -------------------------------------------------------------------------------------
Net asset value, beginning of period          $     8.93     $     9.94     $    10.81     $    12.17     $    11.23     $   10.81
                                              -------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               0.11           0.12           0.12           0.18           0.18          0.14
Net realized and unrealized gain (loss)
    on investments                                  0.66          (1.07)         (0.55)         (0.87)          1.06          0.42
                                              -------------------------------------------------------------------------------------
  Total income (loss) from
    investment operations                           0.77          (0.95)         (0.43)         (0.69)          1.24          0.56
                                              -------------------------------------------------------------------------------------
Less distributions from net
    investment income                                 --          (0.06)         (0.15)         (0.39)         (0.18)        (0.14)
Less distributions from net realized gains            --             --          (0.29)         (0.28)         (0.12)           --
                                              -------------------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                     --          (0.06)         (0.44)         (0.67)         (0.30)        (0.14)
                                              -------------------------------------------------------------------------------------
Net asset value, end of period                $     9.70     $     8.93     $     9.94     $    10.81     $    12.17     $   11.23
                                              =====================================================================================
Total return (b)                                    8.62%         (9.58)%        (3.92)%        (5.87)%        11.12%         5.31%
                                              =====================================================================================
Ratios and Supplemental Data:
Net assets, end of period (in 000's)          $   46,628     $   34,755     $   14,440     $   11,668     $   10,298     $   7,820
Ratio of expenses to average net assets (c)         1.15%          1.15%          1.33%          1.15%          1.15%         1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements (c)             1.58%          1.77%          3.55%          2.85%          3.08%         3.31%
Ratio of net investment income to
  average net assets (c)                            2.30%          1.21%          1.22%          1.62%          1.51%         1.46%
Portfolio turnover rate                               47%           105%            60%             9%            18%           65%

----------
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(c)   Annualized for periods less than one year.

================================================================================
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited)

1.    Organization

AdvisorOne Funds (the "Trust" or the "Funds") was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of the Amerigo Fund and the Clermont Fund (collectively the "Funds" and each individually a "Fund"). The Funds operate as diversified investment companies.

Fund             Primary Objective

Amerigo Fund     Long-term growth of capital without regard to current income
Clermont Fund    Growth of current income and growth of capital

The Funds offer the following classes of shares:

Class            Funds Offering Class

Class C          Amerigo Fund only
Class N          Amerigo Fund and Clermont Fund

Class C Shares are offered subject to a contingent deferred sales charge. Class N Shares are offered at net asset value.

2.    Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees ("Trustees").

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited) (Continued)

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund and the Clermont Fund may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of each underlying fund.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited) (Continued)

At April 30, 2003, the Funds had available, for Federal income tax purposes, the following unused capital loss carryforwards available to offset future capital gains, if any, expiring on April 30 of the years below:

                             2010                    2011

Amerigo Fund            $ 1,703,435             $ 7,870,136
Clermont Fund               425,707               2,076,825

Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2003, the Amerigo Fund and Clermont Fund have elected to defer losses of $2,194,655 and $649,053, respectively, realized between November 1, 2002, and April 30, 2003 under these rules.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the treatment of losses occurring after October 31.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited) (Continued)

3.    Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Amerigo Fund and the Clermont Fund have entered into an Investment Advisory Agreement with Clarke Lanzen Skalla Investment Firm, LLC (the "Advisor"), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Advisor has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for the Amerigo Fund and Clermont Fund, net of waivers and custodial credits. The annualized rates are as follows:

                                                            Expense
                                                           Limitation
--------------------------------------------------------------------------------
Class C (Amerigo Only)                                       2.15%
Class N                                                      1.15%

The waivers for the Advisor's fees for the six months ended October 31, 2003 amounted to $104,117 and $83,230 for Amerigo Fund and Clermont Fund, respectively.

Administration, Fund Accounting and Transfer Agent Fees

Gemini Fund Services, LLC (the "Administrator"), an affiliate of the Advisor, serves as the administrator, fund accountant, and transfer agent of the Trust. The Administration agreement provides that the Administrator may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust. For providing administration services to the Fund, the Administrator receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, the Administrator receives from each Fund a monthly fee calculated at an annual rate of 0.02% for the first $100 million of the Fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses. For providing transfer agent services, the Administrator receives from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts.

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited) (Continued)

Distributor

The distributor of the Funds is Orbitex Funds Distributor, Inc. ("The Distributor"). The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act. The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares. The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares. Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustee Fees

The Funds pay no compensation to their Trustees who are employees of the Advisor. Trustees who are not Advisor employees receive a fee of $1,500 for each regular or special meeting of the Board that the Trustee attends in person, or $750 for each regular or special meeting that the trustee attends via teleconference. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.    Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2003, were as follows:

                                      Gross          Gross             Net
                   Identified      Unrealized      Unrealized      Unrealized
                      Cost        Appreciation    Depreciation    Appreciation
--------------------------------------------------------------------------------
Amerigo Fund      $81,745,031      $11,223,248     $       0      $11,223,248
Clermont Fund     $43,476,310      $ 3,191,115     $ (97,070)     $ 3,094,045

5. Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the six months ended October 31, 2003, were as follows:

                             Purchases                   Sales
--------------------------------------------------------------------------------
Amerigo Fund                $50,999,925               $18,067,316
Clermont Fund               $19,566,369               $17,419,513

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited) (Continued)

For the six months ended October 31, 2003, the options written for the Clermont Fund were as follows:

                                             Number of             Premiums
                                             Contracts             Received
                                             ---------             --------
Options outstanding at April 30, 2003               80             $  3,860
Options written                                     10                8,440
Options terminated in closing purchase
  transactions                                     (90)             (12,300)
                                             -------------------------------
Options outstanding at October 31, 2003              0             $      0
                                             ===============================

6.    Shareholders' Transactions

Following is a summary of shareholder transactions for each Fund:

                                           Six Months Ended                           Year Ended
                                           October 31, 2003                         April 30, 2003
                                              (Unaudited)
------------------------------------------------------------------------------------------------------------
Amerigo Fund                          Shares             Dollars              Shares              Dollars
------------------------------------------------------------------------------------------------------------
Class C Shares:
  Shares sold                          57,683          $   616,878            233,629           $ 2,273,355
  Shares issued to shareholders
    in reinvestment                        --                   --                 --                    --
  Shares redeemed                     (85,875)            (891,784)           (99,650)             (919,091)
------------------------------------------------------------------------------------------------------------
    Net increase (decrease)           (28,192)         $  (274,906)           133,979           $ 1,354,264
============================================================================================================
Class N Shares:
  Shares sold                       4,022,000          $42,432,842          2,328,093           $22,447,318
  Shares issued to shareholders
    in reinvestment                        --                   --                 --                    --
  Shares redeemed                    (680,704)          (7,086,053)        (1,139,645)          (10,611,948)
------------------------------------------------------------------------------------------------------------
    Net increase                    3,341,296          $35,346,789          1,188,448           $11,835,370
============================================================================================================

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited) (Continued)

                                           Six Months Ended                           Year Ended
                                           October 31, 2003                         April 30, 2003
                                              (Unaudited)
------------------------------------------------------------------------------------------------------------
Clermont Fund                         Shares             Dollars              Shares              Dollars
------------------------------------------------------------------------------------------------------------
Class N Shares:
  Shares sold                       2,644,316          $24,831,188          3,021,271           $28,371,319
  Shares issued to shareholders
    in reinvestment                        --                   --             20,711               180,187
  Shares redeemed                  (1,731,007)         (16,223,022)          (781,701)           (6,824,019)
------------------------------------------------------------------------------------------------------------
    Net increase                      913,309           $8,608,166          2,440,281           $21,727,487
============================================================================================================

7.    Beneficial Interest

At October 31, 2003, there were no shareholders owning more than 5% of any Fund's net assets.

There were no affiliated shareholders as of October 31, 2003.

8.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal year ended April 30, 2003, and April 30, 2002 were as follows:

2003                            Ordinary Income
--------------------------------------------------------------------------------
Clermont Fund                      $180,367

2002                            Ordinary Income         Long-Term Capital Gains
--------------------------------------------------------------------------------
Amerigo Fund                       $576,933                      $1,641,316
Clermont Fund                       175,339                         318,132

AdvisorOne Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2003 (Unaudited) (Continued)

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                Undistributed
               net investment     Capital loss      Post October     Unrealized
                   income        carry forwards    capital losses   appreciation
--------------------------------------------------------------------------------
Amerigo Fund      $     --       $ (9,573,571)     $ (2,194,655)      $ 31,722
Clermont Fund      291,448         (2,502,532)         (649,053)       745,590

For the year ended April 30, 2003, the Funds made the following reclassifications as the result of book to tax differences resulting from operating losses and reclassifications:

                      Decrease             Increase        Increase accumulated
                   accumulated net        (Decrease)        net realized loss
                   investment loss      paid in capital       on investments
--------------------------------------------------------------------------------
Amerigo Fund          $ 54,372            $(54,372)             $    --
Clermont Fund               --               1,773               (1,773)

Net assets of the Funds were unaffected by the reclassifications above.

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                                                                              29


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                               [GRAPHIC OMITTED]

                                     [LOGO]
                                AdvisorOne Funds

                                  866-811-0225
                            www.advisoronefunds.com

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Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5.  Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Reserved.

Item 9.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 31, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting

Item 10. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Item 10(a)(2) of Form N-CSR is filed herewith.

(b)    Certification(s) required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AdvisorOne Funds

By (Signature and Title)

*     /s/ W. Patrick Clarke
--------------------------------------------------------------------------------
      W. Patrick Clarke, President

Date  1/6/04
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*     /s/ W. Patrick Clarke
--------------------------------------------------------------------------------
      W. Patrick Clarke, President

Date  1/6/04
    ----------------------------------------------------------------------------


By (Signature and Title)

*     /s/ Michael J. Wagner
--------------------------------------------------------------------------------
      Michael J. Wagner, Treasurer

Date  1/6/04
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.


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